INVENTORY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

NOTE 4- INVENTORY

The components of inventory as of December 31, 2011 and September 30, 2011 were:

	December 31, 2011	September 30, 2011
	(Unaudited)
Parts, materials and assemblies	$219,201	$202,189
Total Inventory	$219,201	$202,189
NOTE 5 – INVENTORY The components of inventory as of September 30, 2011 and 2010 were:
	2011	2010
Parts, materials and assemblies	$202,189	$265,761
Total Inventory	$202,189	$265,761